12. Financial Instruments and Risks: Schedule of Foreign Currency Risk (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Foreign Currency Risk

	July 31, 2019	July 31, 2018

Balance in US dollars:
Cash and cash equivalents	$ -	$ 15,126,020
Prepaid expenses and deposits	250,000
Promissory note receivable	2,595,392	-
Accounts payable	-	(46,138)
Net exposure	2,845,392	$ 15,079,882
Balance in Canadian dollars:	$ 3,741,121	$ 19,629,482